Summary of significant accounting policies - Asset retirement obligations and other retirement costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 14, 2024	Mar. 06, 2023
Asset retirement obligations
Balance at the beginning of the period	$ 1,343,743	$ 1,287,143
Liabilities incurred	62,841	0
Liabilities settled	(14,521)	(10,318)
Accretion	65,907	55,953	$ 56,086
Deferred accretion	5	479
Change in cash flow estimates	962	10,486
Balance at the end of the period	1,458,937	1,343,743	1,287,143
Coal Combustion Residuals
Cost to close plant	1,458,937	1,343,743	1,287,143
Increase in the obligation for coal ash decommissioning	321	16,301
Fund balances for coal ash pond and landfill decommissioning	176,630	153,208
Hatch Unit No. 1
Nuclear Decommissioning
Estimated costs based on site study	302,000
Hatch Unit No. 1 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	227,000
Hatch Unit No. 1 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	60,000
Hatch Unit No. 1 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	15,000
Hatch Unit No. 2
Nuclear Decommissioning
Estimated costs based on site study	308,000
Hatch Unit No. 2 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	236,000
Hatch Unit No. 2 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	51,000
Hatch Unit No. 2 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	21,000
Vogtle Unit No. 1
Nuclear Decommissioning
Estimated costs based on site study	282,000
Vogtle Unit No. 1 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	200,000
Vogtle Unit No. 1 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	58,000
Vogtle Unit No. 1 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	24,000
Vogtle Unit No. 2
Nuclear Decommissioning
Estimated costs based on site study	297,000
Vogtle Unit No. 2 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	213,000
Vogtle Unit No. 2 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	53,000
Vogtle Unit No. 2 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	31,000
Vogtle Unit No. 3
Nuclear Decommissioning
Estimated costs based on site study	228,000
Coal Combustion Residuals
Cost to close plant					$ 62,841
Vogtle Unit No. 3 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study	187,000
Vogtle Unit No. 3 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study	19,000
Vogtle Unit No. 3 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study	22,000
Vogtle Unit Number 4 | Subsequent Event
Coal Combustion Residuals
Cost to close plant				$ 65,000
Nuclear
Asset retirement obligations
Balance at the beginning of the period	820,106	778,214
Liabilities incurred	62,841	0
Liabilities settled	0	0
Accretion	46,857	41,892
Deferred accretion	0	0
Change in cash flow estimates	0	0
Balance at the end of the period	929,804	820,106	778,214
Coal Combustion Residuals
Cost to close plant	929,804	820,106	778,214
Coal Ash Pond
Asset retirement obligations
Balance at the beginning of the period	461,528	442,686
Liabilities incurred	0	0
Liabilities settled	(14,445)	(10,134)
Accretion	16,558	12,196
Deferred accretion	5	479
Change in cash flow estimates	321	16,301
Balance at the end of the period	463,967	461,528	442,686
Coal Combustion Residuals
Cost to close plant	463,967	461,528	442,686
Other
Asset retirement obligations
Balance at the beginning of the period	62,109	66,243
Liabilities incurred	0	0
Liabilities settled	(76)	(184)
Accretion	2,492	1,865
Deferred accretion	0	0
Change in cash flow estimates	641	(5,815)
Balance at the end of the period	65,166	62,109	66,243
Coal Combustion Residuals
Cost to close plant	$ 65,166	$ 62,109	$ 66,243